Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

(9) Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	March 31, 2024	December 31, 2023
Accrued compensation and benefits	$3,715	$3,969
Customer deposits	296	544
Uninvoiced contract costs	80	671

Accrued term loan and revolving loan amendment and final payment fees	2,400	2,400
Accrued legal settlements	7,700	7,700
Accrued taxes	930	931
Accrued rebates and credits	32	677
Operating lease liabilities, current	548	607
Accrued warranty, current	1,449	1,433
Other accrued liabilities	7,743	8,938
Total accrued expenses and other current liabilities	$24,893	$27,870

(10) Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of December 31,
	2023	2022
Accrued compensation and benefits	$3,969	$3,940
Customer deposits	544	930
Uninvoiced contract costs	671	1,914
Inventory received but not invoiced	–	972
Accrued term loan and revolving loan amendment and final payment fees	2,400	2,400
Accrued legal settlements	7,700	1,853
Accrued taxes	931	1,245
Accrued rebates and credits	677	1,076
Operating lease liabilities, current	607	958
Accrued warranty, current	1,433	767
Other accrued liabilities	8,938	3,775
Total accrued expenses and other current liabilities	$27,870	$19,830